Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39109
Entity Registrant Name	Fangdd Network Group Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 602, Unit B4, Kexing Science Park
Entity Address, Address Line Two	15 Keyuan Road, Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen,
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Audit Alliance LLP	KPMG Huazhen LLP
Auditor Location	Singapore	Shenzhen, China
Auditor Firm ID	3487	1186
Entity Central Index Key	0001750593
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing 375 Class A ordinary shares, par value US$0.0000001 per share
Trading Symbol	DUO
Security Exchange Name	NASDAQ
Class A Ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0000001 per share*
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,850,866,648
No Trading Symbol Flag	true
Class B Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	619,938,058
Business Contact
Document and Entity Information
Entity Address, Address Line One	Room 602, Unit B4, Kexing Science Park
Entity Address, Address Line Two	15 Keyuan Road, Technology Park
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen,
Entity Address, Postal Zip Code	518057
Entity Address, Country	CN
Contact Personnel Name	Xi Zeng
Country Region	+86
City Area Code	755
Local Phone Number	2699 8968